New Standards Recently Issued	12 Months Ended
Dec. 31, 2020
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New Standars Recently Issued
NOTE 29.	NEW STANDARDS RECENTLY ISSUED
A number of new standards are effective for annual periods beginning after January 1, 2021 and earlier application is permitted; however, PEMEX has not early adopted the new or amended standards in preparing these consolidated financial statements. The following amended standards and interpretations are not expected to have a significant impact on the PEMEX’s consolidated financial statements.
A. Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
The amendments address issues that might affect financial reporting as a result of reforms to IBOR interest rate benchmarks, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of IBOR interest rate benchmarks with alternative benchmark rates. The amendments provide practical relief from certain requirements in IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 relating to:

•	changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities; and

•	hedge accounting

i. Change in basis for determining cash flows
The amendments will require an entity to account for a change in the basis for determining the contractual cash flows of a financial asset or financial liability that is required by interest rate benchmark reform by updating the effective interest rate of the financial asset or financial liability
ii. Hedge accounting
The amendments provide exceptions to the hedge accounting requirements in the following areas.

•	Allow amendment of the designation of a hedging relationship to reflect changes that are required by the reform.

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When a hedged item in a cash flow hedge is amended to reflect the changes that are required by the reform, the amount accumulated in the cash flow hedge reserve will be deemed to be based on the alternative benchmark rate on which the hedged future cash flows are determined.

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When a group of items is designated as a hedged item and an item in the group is amended to reflect the changes that are required by the reform, the hedged items are allocated to sub- groups based on the benchmark rates being hedged.

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If an entity reasonably expects that an alternative benchmark rate will be separately identifiable within a period of 24 months, it is not prohibited from designating the rate as a non-contractually specified risk component if it is not separately identifiable at the designation date.

iii. Disclosure
The amendments will require PEMEX to disclose additional information about its exposure to risks arising from interest rate benchmark reform and related risk management activities.
iv. Transition
As of December 31, 2020, PEMEX is evaluating the possible impacts on the application of these new standards.
B. Other standards.
The following amended standards and interpretations are not expected to have a significant impact on the PEMEX’s consolidated financial statements.

•	Onerous contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)

•	Covid-19-Related Rent Concessions (Amendment to IFRS 16).

•	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16).

•	Reference to Conceptual Framework (Amendments to IFRS 3).

•	Classification of Liabilities as Current or Non-current (Amendments to IAS 1).

•	Insurance Contracts (Amendments to IFRS 17).